INTANGIBLE	6 Months Ended
Jun. 30, 2021
INTANGIBLE
INTANGIBLE

16.INTANGIBLE

16.1.Goodwill and intangible assets with indefinite useful life

	June 30,	December 31,
	2021	2020
Facepa	119,332	119,332
Fibria	7,897,051	7,897,051
Other (1)	1,196	1,196
	8,017,579	8,017,579

1)	Refer to other intangible assets with indefinite useful life such as servitude and electricity.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill are allocated to cash-generating units as presented in Note 28.4.

For the six-month period ended June 30, 2021, the Company did not identify any trigger to perform the impairment test.

16.2.Intangible assets with determined useful life

		June 30,	December 31,
		2021	2020
Beginning balance		8,741,949	9,649,789
Additions		18,143	2,307
Write-offs		(125)
Amortization		(485,985)	(980,385)
Transfers and others		83,657	70,238
Ending balance		8,357,639	8,741,949
Represented by	Average rate %
Non-compete agreement	46,1 and 5	5,551	5,706
Research and development agreement	5,4	62,086	66,272
Ports concession	4,3	204,584	209,506
Lease agreements	16,9	25,622	29,373
Supplier agreements	12,9	77,775	85,182
Port service contracts	4,2	624,279	639,275
Cultivars	14,3	91,764	101,960
Development and implementation of systems	11,2	1,256	1,392
Trademarks and patents	10,0	15,106	16,627
Customer portfolio	9,1	6,978,329	7,388,820
Supplier agreements	17,6	37,276	41,250
Software	20,0	120,553	123,788
Others	5,0	113,458	32,798
		8,357,639	8,741,949